UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-08012

Government Obligations Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2006

Item 1. Schedule of Investments

Government Obligations Portfolio                                                                                                        as of July 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Mortgage Pass-Throughs — 109.8%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
5.50%, with maturity at 2008	$1	$1,056
6.00%, with maturity at 2026	1,692	1,706,591
6.50%, with various maturities to 2024	27,781	28,464,724
6.87%, with maturity at 2024	646	668,893
7.00%, with various maturities to 2026	20,176	21,005,784
7.09%, with maturity at 2023	1,816	1,893,778
7.25%, with maturity at 2022	2,677	2,803,630
7.31%, with maturity at 2027	687	719,582
7.50%, with various maturities to 2029	22,778	24,003,620
7.63%, with maturity at 2019	1,211	1,277,203
7.75%, with various maturities to 2018	80	83,452
7.78%, with maturity at 2022	315	334,815
7.85%, with maturity at 2020	937	996,568
8.00%, with various maturities to 2028	35,185	37,374,565
8.13%, with maturity at 2019	1,818	1,944,521
8.15%, with various maturities to 2021	563	592,855
8.25%, with various maturities to 2017	720	746,331
8.50%, with various maturities to 2027	15,794	17,016,893
8.75%, with various maturities to 2016	358	365,395
9.00%, with various maturities to 2032	30,306	33,291,757
9.25%, with various maturities to 2017	1,178	1,231,852
9.50%, with various maturities to 2026	7,207	7,948,709
9.75%, with various maturities to 2018	362	372,847
11.00%, with various maturities to 2016	58	64,823
13.00%, with maturity at 2015	5	5,705
13.50%, with maturity at 2010	24	25,613
15.00%, with maturity at 2011	1	918
		$184,942,480
Federal National Mortgage Assn.:
0.25%, with maturity at 2014	4	3,838
4.854%, with maturity at 2033 (1)	8,743	8,767,905
4.874%, with various maturities to 2035 (1)(2)	137,409	137,794,095
4.916%, with maturity at 2035 (1)	4,236	4,247,788
4.958%, with maturity at 2036 (1)	4,320	4,332,416
4.974%, with maturity at 2036 (1)	1,709	1,713,549
4.995%, with maturity at 2020 (1)	9,060	9,045,742
5.003%, with maturity at 2022 (1)	4,545	4,547,912
5.009%, with various maturities to 2026 (1)	6,404	6,410,971
5.50%, with maturity at 2014	19,208	19,091,760
6.00%, with various maturities to 2024	1,048	1,054,662
6.50%, with various maturities to 2026	93,530	95,501,926

7.00%, with various maturities to 2029	$48,230	$50,077,028
7.25%, with various maturities to 2023	180	184,341
7.50%, with various maturities to 2029	24,934	26,093,904
7.75%, with maturity at 2008	20	19,706
7.875%, with maturity at 2021	1,748	1,863,285
7.979%, with maturity at 2030	86	92,217
8.00%, with various maturities to 2027	31,517	33,520,085
8.25%, with various maturities to 2025	1,204	1,270,921
8.33%, with maturity at 2020	1,942	2,090,578
8.50%, with various maturities to 2027	12,155	13,065,723
8.679%, with maturity at 2021	490	532,244
8.75%, with various maturities to 2017	585	599,485
8.91%, with maturity at 2010	182	188,440
9.00%, with various maturities to 2030	5,003	5,366,100
9.125%, with maturity at 2011	119	124,505
9.25%, with various maturities to 2016	206	212,869
9.50%, with various maturities to 2030	6,684	7,319,544
9.75%, with maturity at 2019	56	63,094
9.851%, with maturity at 2021	160	178,312
9.892%, with maturity at 2025	135	152,139
10.00%, with maturity at 2012	50	53,782
10.151%, with maturity at 2021	182	205,478
10.153%, with maturity at 2023	296	332,389
10.388%, with maturity at 2020	258	283,074
10.406%, with maturity at 2021	299	335,011
10.646%, with maturity at 2025	153	169,337
11.00%, with maturity at 2010	16	16,850
11.243%, with maturity at 2019	220	246,454
11.50%, with maturity at 2012	100	108,434
11.591%, with maturity at 2018	463	520,638
12.00%, with maturity at 2015	1	899
12.061%, with maturity at 2025	131	148,639
12.406%, with maturity at 2021	177	200,762
12.697%, with maturity at 2015	379	435,680
13.00%, with maturity at 2010	138	146,317
		$438,730,828
Government National Mortgage Assn.:
5.125%, with various maturities to 2027 (1)	1,730	1,740,357
6.50%, with maturity at 2024	153	157,381
7.00%, with various maturities to 2025	46,550	48,552,371
7.25%, with maturity at 2022	142	148,782
7.50%, with various maturities to 2024	12,647	13,285,407
8.00%, with various maturities to 2027	29,255	31,197,305
8.25%, with various maturities to 2019	301	322,008
8.30%, with maturity at 2020	105	112,900
8.50%, with various maturities to 2018	5,120	5,532,842

9.00%, with various maturities to 2027	$16,902	$18,608,681
9.50%, with various maturities to 2026	13,208	14,575,203
		$134,233,237
Collateralized Mortgage Obligations:
Federal Home Loan Mortgage Corp., Series 1822, Class Z, 6.90%, due 2026	4,017	4,128,274
Federal Home Loan Mortgage Corp., Series 1896, Class Z, 6.00%, due 2026	2,133	2,141,126
Federal Home Loan Mortgage Corp., Series 2115, Class K, 6.00%, due 2029	6,006	6,030,649
Federal Home Loan Mortgage Corp., Series 2245, Class A, 8.00%, due 2027	22,613	23,809,433
Federal Home Loan Mortgage Corp., Series 30, Class I, 7.50%, due 2024	632	655,260
Federal National Mortgage Assn., Series 1993-149, Class M, 7.00%, due 2023	1,494	1,543,445
Federal National Mortgage Assn., Series 1993-16, Class Z, 7.50%, due 2023	1,247	1,311,882
Federal National Mortgage Assn., Series 1993-250, Class Z, 7.00%, due 2023	935	958,815
Federal National Mortgage Assn., Series 1993-39, Class Z, 7.50%, due 2023	2,861	2,993,389
Federal National Mortgage Assn., Series 1994-82, Class Z, 8.00%, due 2024	4,970	5,233,826
Federal National Mortgage Assn., Series 2000-49, Class A, 8.00%, due 2027	2,412	2,544,014
Federal National Mortgage Assn., Series 2002-1, Class G, 7.00%, due 2023	1,939	2,007,397
Federal National Mortgage Assn., Series G-8, Class E, 9.00%, due 2021	868	947,812
Federal National Mortgage Assn., Series G92-44, Class ZQ, 8.00%, due 2022	1,072	1,136,612
		$55,441,934
Total Mortgage Pass-Throughs (identified cost $822,131,720)		$813,348,479

U.S. Treasury Obligations — 1.0%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bond, 7.125%, 2/15/23 (3)	$6,000	$7,285,314

Total U.S. Treasury Obligations (identified cost, $6,255,429)		$7,285,314

Short-Term Investments — 1.1%

Security	Principal Amount (000’s omitted)	Value
Investors Bank and Trust Company Time Deposit, 5.31%, 8/1/06	$8,645	$8,645,000
Total Short-Term Investments (at amortized cost, $8,645,000)		$8,645,000
Total Investments — 111.9% (identified cost $837,032,149)		$829,278,793
Other Assets, Less Liabilities — (11.9)%		$(88,506,159)
Net Assets — 100.0%		$740,772,634

(1)	Adjustable rate mortgage.
(2)	All or a portion of these securities were on loan at July 31, 2006.
(3)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at July 31, 2006 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
09/06	500 U.S. Treasury Note	Long	$(52,734,375)	$(53,015,625)	$281,250

At July 31, 2006, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at July 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$841,002,374
Gross unrealized appreciation	$1,573,903
Gross unrealized depreciation	(13,297,484)
Net unrealized depreciation	$(11,723,581)

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Government Obligations Portfolio

By:	/s/Mark S. Venezia
Mark. S. Venezia
President and Principal Executive Officer

Date:	September 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Mark S. Venezia
Mark. S. Venezia
President and Principal Executive Officer

Date:	September 26, 2006

By:	/s/Dan A. Maalouly
Dan A Maalouly
Treasurer and Principal Financial Officer

Date:	September 26, 2006